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                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending: 12/31/13 (b)

Is this a transition report? (Y or N):                                      N

Is this an amendment to a previous filing? (Y or N):                        N

1.  A)  Registrant Name:   American Family Variable Account I
    B)  File Number:       811-10097
    C)  Telephone Number:  (608) 242-4100, ext 30365

2.  A)  Street:            6000 American Parkway
    B)  City:              Madison
    C)  State:             WI
    D)  Zip Code:          53783      Zip Ext.: 0001
    E)  Foreign Country:              Foreign Postal Code:

3.  Is this the first filing on this form by the Registrant? (Y or N)       N

4.  Is this the last filing on this form by the Registrant? (Y or N)        N

5.  Is Registrant a small business investment company (SBIC)?(Y or N)       N

6.  Is Registrant a unit investment trust (UIT)?(Y or N)                    Y
    [If answer is "Y" (Yes) complete only items 111 through 133.]

UNIT INVESTMENT TRUSTS

111.  A) Depositor Name: American Family Life Insurance Company
      B) File Number (if any):
      C) City: Madison          State: WI  Zip Code:  53783  Zip Ext:  0001
         Foreign Country:       Foreign Postal Code:

112.  A) Sponsor Name:
      B) File Number (if any):
      C) City:                  State:     Zip Code:         Zip Ext:
         Foreign Country:       Foreign Postal Code:

113.  A) Trustee Name:
      B) City:                  State:     Zip Code:         Zip Ext:
      C) Foreign Country:       Foreign Postal Code:

114.  A) Principal Underwriter Name: American Family Securities, LLC
      B) File Number: 8-52899
      C) City: Madison          State: WI  Zip Code:  53783  Zip Ext:  0001
         Foreign Country:       Foreign Postal Code:

115.  A) Independent Public Accountant: PricewaterhouseCoopers, LLP
      B) City: Chicago          State: IL  Zip Code:  60606  Zip Ext:
         Foreign Country:          Foreign Postal Code:

116.  Family of investment companies information:

      A) Is Registrant part of a family of investment companies? (Y or N)   N
      B) Identify the family in 10 letters: (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only).

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117.  A) Is Registrant a separate account of an insurance company (Y          Y
         or N)
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

  b)  Variable annuity contracts? (Y/N)                                       N
  c)  Scheduled premium variable life contracts? (Y/N)                        N
  d)  Flexible premium variable life contracts? (Y/N)                         Y
  e)  Other types of insurance products registered under the
      Securities Act of 1933? (Y/N)                                           N

118.  State the number of series existing at the end of the period
      that had securities registered under the Securities Act of 1933.        2

119.  State the number of new series for which registration
      statements under the Securities Act of 1933 became effective
      during the period.                                                      0

120.  State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's
      omitted)                                                               $0

121.  State the number of series for which a current prospectus was
      in existence at the end of the period                                   2

122.  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
      current period.                                                         0

123.  State the total value of the additional units considered in
      answering item 122 ($000,s omitted)                                    $0

124.  State the total value of units of prior series that were placed in the portfolios of a subsequent series during the current period (the value of these units is to be measured on the date
      they were placed in the subsequent series) ($000's omitted)            $0

125.  State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an
      affiliated person of the principal underwriter during the
      current period solely from the sale of units of all series of
      Registrant (000,s omitted)                                         $1,497

126.  Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
      subsequent series.) ($000's omitted)                                   $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (Based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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                                                                 Total Income
                                         Number of  Total Assets Distributions
                                          Series      ($000's       ($000's
                                         Investing    omitted)     Omitted)
                                         ---------  ------------ -------------
A. U.S. Treasury direct issue
                                          -------     --------      ------
B. U.S. Government agency
                                          -------     --------      ------
C. State and municipal tax-free
                                          -------     --------      ------
D. Public utility debt
                                          -------     --------      ------
E. Brokers or dealers debt or debt of
   brokers' or dealers parent
                                          -------     --------      ------
F. All other corporate intermed. & long
   term debt
                                          -------     --------      ------
G. All other corporate short-term debt
                                          -------     --------      ------
H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers
                                          -------     --------      ------
I. Investment company equity securities
                                          -------     --------      ------

J. All other equity securities                  2     $140,689      $2,019

K. Other securities
                                          -------     --------      ------

L. Total assets of all series of                2     $140,689      $2,019
   Registrant

128.  Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity
      other than the issuer? (Y or N)                                         N

129.  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
      the current period? (Y or N)                                            N

130.  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
      derived from insurance or guarantees? (Y or N)                          N

131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000,s omitted)                          $1,097

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

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      811-______       811-______       811-______       811-______

133.  If the Registrant has divested itself of securities in accordance with
      Section 13( c ) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

     A.  Name of issuer;
     B.  Exchange ticket symbol;
     C.  CUSIP number;
     D. Total number of shares or, for debt securities, principal amount divested;
     E.  Date(s) that the securities were divested;
     F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and
     G. Name of the statute that added the provision of Section 13( c ) in accordance with which the securities were divested.

      This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13( c ) of the Investment Company Act of 1940 have terminated.

This report is signed on behalf of the Registrant in the City of Madison, and State of Wisconsin, on the 21st day of February, 2014.

American Family Variable Account I (Registrant)
By:   American Family Life Insurance Company (Depositor)

/s/  Daniel R. Schultz                         /s/  Lakeeta Hill
     -----------------------------                  ------------------------
     Daniel R. Schultz                              Lakeeta Hill
     President and C.O.O.                           Case Admin Specialist
     By David C. Holman
     his Attorney-in-Fact
     Pursuant to Power of Attorney